Schedule of Maturities of Long-Term Bank Loan (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 2,235
2021	7,338
2022	15,048
2023	9,933
2024	12,125
Thereafter	49,675
Total	$ 96,354